UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22781

Goldman Sachs Trust II

(Exact name of registrant as specified in charter)

200 West Street New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-902-1000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 94.6%
Australia – 1.7%
34,050	CSL Ltd. (Biotechnology)	$ 2,536,353
16,888	Orica Ltd. (Chemicals)	172,104
103,834	Westfield Corp. (Real Estate Investment Trusts)	739,153

		3,447,610

Belgium – 0.4%
15,367	KBC Groep NV (Commercial Banks)	880,633

Brazil – 0.1%
39,266	Ambev SA ADR (Beverages)	183,372

Canada – 3.2%
22,600	Baytex Energy Corp. (Oil, Gas & Consumable Fuels)	47,752
9,667	Canadian National Railway Co. (Road & Rail)	517,088
16,845	Canadian Pacific Railway Ltd. (Road & Rail)	2,016,852
5,100	Constellation Software, Inc. (Software)	1,856,663
22,433	Element Financial Corp. (Diversified Financial Services)	236,516
29,700	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	910,568
3,467	Loblaw Cos. Ltd. (Food & Staples Retailing)	162,820
17,411	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	412,376
2,451	Valeant Pharmaceuticals International, Inc.* (Pharmaceuticals)	221,129

		6,381,764

China – 2.7%
2,660	Alibaba Group Holding Ltd. ADR* (Internet Software & Services)	178,300
57,675	Ctrip.com International Ltd. ADR* (Internet & Catalog Retail)	2,461,569
141,900	Tencent Holdings Ltd. (Internet Software & Services)	2,665,831

		5,305,700

Denmark – 5.8%
2,899	Carlsberg A/S Class B (Beverages)	244,408
46,695	Chr Hansen Holding A/S (Chemicals)	2,858,998
34,575	Coloplast A/S Class B (Health Care Equipment & Supplies)	2,838,549
62,175	Novo Nordisk A/S ADR (Pharmaceuticals)	3,473,717
53,535	Novozymes A/S (Chemicals)	2,234,507

		11,650,179

Shares	Description	Value
Common Stocks – (continued)
France – 9.5%
7,694	Air Liquide SA (Chemicals)	$ 795,632
25,355	BNP Paribas SA (Commercial Banks)	1,201,112
10,650	Bureau Veritas SA (Professional Services)	202,889
14,580	Danone SA (Food Products)	1,004,203
3,756	Dassault Systemes (Software)	290,314
147,749	Engie SA (Multi-Utilities)	2,357,419
153	Hermes International (Textiles, Apparel & Luxury Goods)	52,053
1,062	L’Oreal SA (Personal Products)	181,522
36,844	Legrand SA (Electrical Equipment)	2,029,388
17,131	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,755,461
8,160	Pernod Ricard SA (Beverages)	954,993
19,157	Sanofi (Pharmaceuticals)	1,593,109
41,598	Schneider Electric SE (Electrical Equipment)	2,219,492
21,305	Technip SA (Energy Equipment & Services)	992,697
52,790	TOTAL SA (Oil, Gas & Consumable Fuels)	2,344,979

		18,975,263

Germany – 4.0%
20,951	Bayer AG (Pharmaceuticals)	2,357,956
9,044	Beiersdorf AG (Personal Products)	834,706
13,140	Linde AG (Chemicals)	1,788,027
4,546	Merck KGaA (Pharmaceuticals)	395,832
1,979	MTU Aero Engines AG (Aerospace & Defense)	181,694
5,256	ProSiebenSat.1 Media SE (Media)	262,610
27,637	SAP SE (Software)	2,202,253

		8,023,078

Hong Kong – 2.9%
160,000	AIA Group Ltd. (Insurance)	889,514
289,563	China Merchants Holdings International Co. Ltd. (Transportation Infrastructure)	799,229
186,000	China Mobile Ltd. (Wireless Telecommunication Services)	2,043,056
1,715,000	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	1,747,980
752,000	Global Brands Group Holding Ltd.* (Textiles, Apparel & Luxury Goods)	115,465
276,000	Li & Fung Ltd. (Textiles, Apparel & Luxury Goods)	158,768

		5,754,012

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
India – 1.1%
25,775	HDFC Bank Ltd. ADR (Commercial Banks)	$ 1,555,006
23,430	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	410,148
5,699	Tata Consultancy Services Ltd. (IT Services)	201,584

		2,166,738

Ireland – 2.5%
35,285	ICON PLC* (Life Sciences Tools & Services)	2,331,280
14,720	Perrigo Co. PLC (Pharmaceuticals)	2,128,217
5,474	Ryanair Holdings PLC ADR (Airlines)	428,888

		4,888,385

Israel* – 0.2%
3,766	Check Point Software Technologies Ltd. (Software)	296,799

Italy – 0.0%
1,363	Eni SpA (Oil, Gas & Consumable Fuels)	19,608

Japan – 12.9%
700	Daikin Industries Ltd. (Building Products)	47,297
19,300	Denso Corp. (Auto Components)	832,370
25,900	East Japan Railway Co. (Road & Rail)	2,380,672
2,100	FANUC Corp. (Machinery)	281,168
416,000	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	2,055,882
20,200	Honda Motor Co. Ltd. (Automobiles)	547,561
27,300	Hoya Corp. (Health Care Equipment & Supplies)	1,053,842
33,700	Inpex Corp. (Oil, Gas & Consumable Fuels)	300,045
36,600	Japan Airlines Co. Ltd. (Airlines)	1,373,720
16,700	Japan Tobacco, Inc. (Tobacco)	654,034
115,500	KDDI Corp. (Wireless Telecommunication Services)	2,924,761
4,100	Keyence Corp. (Electronic Equipment, Instruments & Components)	1,934,731
4,000	Kubota Corp. (Machinery)	59,120
9,600	Kyocera Corp. (Electronic Equipment, Instruments & Components)	400,314
106,900	Nikon Corp. (Household Durables)	1,572,656
15,600	Shin-Etsu Chemical Co. Ltd. (Chemicals)	796,790
45,000	Sumitomo Mitsui Financial Group, Inc. (Commercial Banks)	1,509,687

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
52,500	Sysmex Corp. (Health Care Equipment & Supplies)	$ 3,380,611
22,100	TERUMO Corp. (Health Care Equipment & Supplies)	702,683
24,700	Toyota Motor Corp. (Automobiles)	1,487,670
72,600	Unicharm Corp. (Household Products)	1,417,144

		25,712,758

Mexico – 0.7%
587,600	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	1,476,633

Netherlands – 6.7%
53,893	Akzo Nobel NV (Chemicals)	3,457,071
23,420	Core Laboratories NV (Energy Equipment & Services)	2,304,528
1,410	Heineken NV (Beverages)	122,433
39,656	ING Groep NV (Commercial Banks)	451,773
160,259	PostNL NV* (Air Freight & Logistics)	583,196
10,026	Randstad Holding NV (Professional Services)	546,204
161,569	RELX NV (Media)	2,696,014
54,735	Sensata Technologies Holding NV* (Electrical Equipment)	2,008,775
89,695	Yandex NV Class A* (Internet Software & Services)	1,203,707

		13,373,701

Singapore – 0.3%
50,600	DBS Group Holdings Ltd. (Commercial Banks)	503,032
71,100	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	176,303

		679,335

South Africa – 0.4%
87,805	Shoprite Holdings Ltd. (Food & Staples Retailing)	810,775

South Korea – 2.0%
4,394	Samsung Electronics Co. Ltd. GDR* (Computers & Peripherals)	2,078,362
100,400	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,978,884

		4,057,246

Spain – 2.0%
6,887	Amadeus IT Holding SA (IT Services)	281,257
381,010	CaixaBank SA (Commercial Banks)	1,157,606

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Spain – (continued)
36,700	Industria de Diseno Textil SA (Specialty Retail)	$ 1,207,768
110,602	International Consolidated Airlines Group SA (Airlines)	855,248
12,637	Tecnicas Reunidas SA (Energy Equipment & Services)	421,082

		3,922,961

Sweden – 0.3%
15,426	Hennes & Mauritz AB (Specialty Retail)	505,159

Switzerland – 13.0%
26,496	Aryzta AG* (Food Products)	1,212,274
29,265	Chubb Ltd. (Insurance)	3,308,994
18,157	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	1,180,130
50,327	Clariant AG* (Chemicals)	821,811
166	Givaudan SA* (Chemicals)	310,865
1,349	Kuehne & Nagel International AG (Marine)	178,540
65,724	Nestle SA (Food Products)	4,842,042
35,691	Novartis AG (Pharmaceuticals)	2,765,103
13,176	Roche Holding AG (Pharmaceuticals)	3,412,902
1,135	SGS SA (Professional Services)	2,205,816
1,665	Sonova Holding AG (Health Care Equipment & Supplies)	199,995
2,940	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	1,005,504
176,331	UBS Group AG (Capital Markets)	2,913,898
7,397	Zurich Insurance Group AG* (Insurance)	1,639,659

		25,997,533

Taiwan – 2.7%
36,451	Hon Hai Precision Industry Co. Ltd. GDR	170,712
229,226	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	5,123,201

		5,293,913

United Kingdom – 19.1%
53,515	ARM Holdings PLC ADR (Semiconductors & Semiconductor Equipment)	2,305,426
333,020	Aviva PLC (Insurance)	2,296,760
233,286	Balfour Beatty PLC* (Construction & Engineering)	836,541
841,730	Barclays PLC (Commercial Banks)	2,252,361
11,219	BG Group PLC (Oil, Gas & Consumable Fuels)	169,775
51,343	British American Tobacco PLC (Tobacco)	2,861,009

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
32,083	Carnival PLC (Hotels, Restaurants & Leisure)	$ 1,600,450
220,736	Compass Group PLC (Hotels, Restaurants & Leisure)	3,798,836
3,651	Delphi Automotive PLC (Auto Components)	237,096
77,877	Diageo PLC (Beverages)	2,096,566
131,880	Experian PLC (Professional Services)	2,249,722
87,924	GlaxoSmithKline PLC (Pharmaceuticals)	1,811,275
351,638	HSBC Holdings PLC	2,484,913
1,906,232	Lloyds Banking Group PLC (Commercial Banks)	1,785,867
18,377	Prudential PLC (Insurance)	361,038
45,389	Reckitt Benckiser Group PLC (Household Products)	4,036,944
10,515	Rio Tinto PLC (Metals & Mining)	257,846
40,055	Rolls-Royce Holdings PLC* (Aerospace & Defense)	318,619
47,124	Sky PLC (Media)	729,132
26,821	Smiths Group PLC (Industrial Conglomerates)	362,866
113,294	SSE PLC (Electric Utilities)	2,350,776
12,240	Standard Chartered PLC (Commercial Banks)	82,571
485,830	Vodafone Group PLC (Wireless Telecommunication Services)	1,561,627
59,554	WPP PLC (Media)	1,295,150

		38,143,166

United States – 0.4%
10,445	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	755,905

TOTAL COMMON STOCKS (Cost $205,077,751)		$188,702,226

Preferred Stock – 1.2%
Germany – 1.2%
21,115	Volkswagen AG (Automobiles)	$ 2,458,875
(Cost $3,293,961)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 4.2%
Repurchase Agreements – 4.2%
Joint Repurchase Agreement Account II
$8,300,000	0.350%	02/01/16	$ 8,300,000
(Cost $8,300,000)

TOTAL INVESTMENTS – 100.0% (Cost $216,671,712)			$199,461,101

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			57,165

NET ASSETS – 100.0%			$199,518,266

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Currency Abbreviations:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	U.S. Dollar
ZAR	—	South African Rand

Investment Abbreviations:
ADR	—	American Depositary Receipt
GDR	—	Global Depository Receipt
PLC	—	Public Limited Company

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

State Street Bank and Trust Co.	USD	3,262	CAD	4,566	$3,259	02/03/16	$2

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS
Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

State Street Bank and Trust Co.	USD	12,246	CAD	17,195	$12,274	02/02/16	$(28)
	USD	206,459	JPY	25,020,819	206,683	02/03/16	(223)

TOTAL							$(251)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$216,882,862

Gross unrealized gain	2,948,053
Gross unrealized loss	(20,369,814)

Net unrealized security loss	$(17,421,761)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 95.5%
Aerospace & Defense – 2.7%
8,692	Airbus Group SE	$ 546,693
7,780	Precision Castparts Corp.	1,827,911
5,000	TransDigm Group, Inc.*	1,123,650

		3,498,254

Air Freight & Logistics – 0.6%
6,265	FedEx Corp.	832,493

Beverages – 1.9%
15,725	Constellation Brands, Inc. Class A	2,397,748

Biotechnology – 3.9%
18,555	Amgen, Inc.	2,833,905
25,893	Gilead Sciences, Inc.	2,149,119

		4,983,024

Capital Markets – 1.1%
4,556	Affiliated Managers Group, Inc.*	611,370
21,609	Invesco Ltd.	646,757
20,410	OM Asset Management PLC	230,837

		1,488,964

Chemicals – 1.0%
1,520	Air Products & Chemicals, Inc.	192,599
4,454	The Sherwin-Williams Co.	1,138,754

		1,331,353

Commercial Banks – 9.1%
273,052	Bank of America Corp.	3,860,955
21,111	Bank of the Ozarks, Inc.	936,062
41,712	JPMorgan Chase & Co.	2,481,864
6,749	Signature Bank*	940,406
52,736	Wells Fargo & Co.	2,648,929
26,966	Western Alliance Bancorp*	878,552

		11,746,768

Commercial Services & Supplies – 0.5%
24,000	The ADT Corp.	709,920

Communications Equipment – 1.2%
18,000	Motorola Solutions, Inc.	1,201,860
13,811	Radware Ltd.*	184,515
22,422	Ruckus Wireless, Inc.*	188,569

		1,574,944

Computers & Peripherals – 0.7%
19,608	Western Digital Corp.	940,792

Consumer Finance – 1.3%
31,038	American Express Co.	1,660,533

Diversified Consumer Services – 1.5%
55,112	H&R Block, Inc.	1,876,564

Shares	Description	Value
Common Stocks – (continued)
Diversified Financial Services – 4.5%
40,739	Berkshire Hathaway, Inc. Class B*	$ 5,286,700
1,763	Intercontinental Exchange, Inc.	465,079

		5,751,779

Diversified Telecommunication Services(a) – 0.8%
22,941	Cellnex Telecom SAU	395,369
11,459	Sunrise Communications Group AG*	675,125

		1,070,494

Electronic Equipment, Instruments & Components – 0.8%
36,500	FLIR Systems, Inc.	1,067,260

Food & Staples Retailing – 0.9%
15,289	Walgreens Boots Alliance, Inc.	1,218,839

Food Products – 1.7%
16,729	The J.M. Smucker Co.	2,146,665

Health Care Equipment & Supplies – 0.3%
3,107	Becton Dickinson & Co.	451,665

Health Care Providers & Services – 3.8%
10,043	Acadia Healthcare Co., Inc.*	612,924
16,000	Express Scripts Holding Co.*	1,149,920
9,046	HCA Holdings, Inc.*	629,421
11,500	Laboratory Corp. of America Holdings*	1,292,025
10,386	Universal Health Services, Inc. Class B	1,169,879

		4,854,169

Hotels, Restaurants & Leisure – 2.5%
25,145	Carnival Corp.	1,210,229
68,000	Interval Leisure Group, Inc.	801,040
4,885	McDonald’s Corp.	604,665
9,592	Starbucks Corp.	582,906

		3,198,840

Household Durables – 2.4%
1,718	Garmin Ltd.	60,439
1,838	NVR, Inc.*	3,034,538

		3,094,977

Insurance – 3.5%
34,504	Aflac, Inc.	1,999,852
10,000	Aon PLC	878,300
34,000	Brown & Brown, Inc.	1,028,500
5,285	Willis Towers Watson PLC	604,974

		4,511,626

Internet & Catalog Retail* – 1.3%
67,000	Liberty Interactive Corp. QVC Group Class A	1,746,020

Internet Software & Services* – 3.2%
1,077	Alphabet, Inc. Class A	819,974
1,500	Alphabet, Inc. Class C	1,114,425
50,470	eBay, Inc.	1,184,026

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services* – (continued)
6,248	Facebook, Inc. Class A	$ 701,088
13,706	Rackspace Hosting, Inc.	276,998

		4,096,511

IT Services – 3.2%
12,417	Accenture PLC Class A	1,310,490
12,805	Computer Sciences Corp.	410,656
5,368	CSRA, Inc.	143,755
4,500	MasterCard, Inc. Class A	400,635
50,668	PayPal Holdings, Inc.*	1,831,142

		4,096,678

Machinery – 1.4%
36,000	Allison Transmission Holdings, Inc.	856,440
41,000	Colfax Corp.*	907,740

		1,764,180

Media – 19.8%
23,951	Comcast Corp. Class A	1,334,310
42,000	Discovery Communications, Inc. Class C*	1,142,820
45,965	DISH Network Corp. Class A*	2,218,731
116,880	Gannett Co, Inc.	1,734,499
44,373	JCDecaux SA	1,747,238
32,500	Liberty Broadband Corp. Class C*	1,527,500
71,000	Liberty Global PLC Series C*	2,365,010
63,000	Liberty Media Corp. Class C*	2,242,170
133,529	News Corp. Class A	1,731,871
106,548	TEGNA, Inc.	2,558,217
15,146	The Walt Disney Co.	1,451,290
53,689	Time Warner, Inc.	3,781,853
62,000	Twenty-First Century Fox, Inc. Class A	1,672,140

		25,507,649

Multiline Retail – 1.5%
8,378	Dollar Tree, Inc.*	681,299
26,752	Nordstrom, Inc.	1,313,523

		1,994,822

Oil, Gas & Consumable Fuels – 1.6%
6,000	Pioneer Natural Resources Co.	743,700
43,000	Range Resources Corp.	1,271,080

		2,014,780

Personal Products – 0.3%
116,000	Avon Products, Inc.*	393,240

Pharmaceuticals – 6.3%
13,388	Allergan PLC*	3,807,949
8,500	Endo International PLC*	471,495
8,243	Johnson & Johnson	860,899
29,324	Merck & Co., Inc.	1,485,847
49,971	Pfizer, Inc.	1,523,616

		8,149,806

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – 0.9%
111,500	Redwood Trust, Inc.	$ 1,200,855

Real Estate Management & Development* – 1.0%
40,307	Realogy Holdings Corp.	1,322,070

Road & Rail* – 0.5%
12,462	Old Dominion Freight Line, Inc.	683,291

Semiconductors & Semiconductor Equipment – 0.8%
20,000	Texas Instruments, Inc.	1,058,600

Software – 2.1%
10,540	Citrix Systems, Inc.*	742,648
7,563	CommVault Systems, Inc.*	283,764
3,906	Intuit, Inc.	373,062
22,500	Oracle Corp.	816,975
15,978	PTC, Inc.*	473,109

		2,689,558

Specialty Retail – 2.8%
45,411	Cabela’s, Inc.*	1,910,441
13,406	The Home Depot, Inc.	1,685,938

		3,596,379

Textiles, Apparel & Luxury Goods* – 0.8%
32,000	Fossil Group, Inc.	1,043,200

Wireless Telecommunication Services* – 1.3%
40,324	T-Mobile US, Inc.	1,619,009

TOTAL COMMON STOCKS (Cost $133,318,539)		$123,384,319

Units	Description	Expiration Date	Value
Warrant* – 0.1%
Commercial Banks – 0.1%
4,855	JPMorgan Chase & Co.	10/28/18	$ 91,420
(Cost $98,162)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 5.2%
Repurchase Agreements – 5.2%
Joint Repurchase Agreement Account II
$ 6,700,000	0.350%	02/01/16	$ 6,700,000
(Cost $6,700,000)

TOTAL INVESTMENTS – 100.8% (Cost $140,116,701)			$130,175,739

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%			(1,086,388)

NET ASSETS – 100.0%			$129,089,351

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

(a)

Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities may be deemed to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $1,070,494, which represents approximately 0.8% of net assets as of January 31, 2016.

(b)	Joint repurchase agreement was entered into on January 29, 2016. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
CHF	—	Swiss Franc
EUR	—	Euro
USD	—	U.S. Dollar

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2016, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Gain

Morgan Stanley & Co.	USD	690,894	CHF	677,000	$662,861	04/08/16	$28,034
	USD	2,638,829	EUR	2,390,000	2,593,953	04/08/16	44,876

TOTAL							$72,910

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Current Value	Settlement Date	Unrealized Loss

Morgan Stanley & Co.	EUR	172,000	USD	187,948	$186,678	04/08/16	$(1,270)
	USD	281,245	EUR	260,000	282,188	04/08/16	(943)

TOTAL							$(2,213)

TAX INFORMATION — At January 31, 2016, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$140,869,398

Gross unrealized gain	2,322,099
Gross unrealized loss	(13,015,758)

Net unrealized security loss	$(10,693,659)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. The Funds enter into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are valued at the last sale or settlement price and typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults ,the Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that the Funds’ interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Board of Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2016:

MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investment Type	Level 1		Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Africa	$		$810,775	$—
Asia		11,593,759	37,672,742	—
Australia and Oceania		—	3,447,610	—
Europe		19,750,236	106,629,430	—
North America		8,614,302	—	—
South America		183,372		—
Preferred Stocks(a)
Germany		—	2,458,875	—
Short-term Investments		—	8,300,000	—
Total		$40,141,669	$159,319,432	$—

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$2	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(251)	$—

MULTI-MANAGER U.S. DYNAMIC EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	184,515	—	—
Europe	5,921,545	3,364,425	—
North America	113,913,834	—	—
Warrants	—	91,420	—
Short-term Investments	—	6,700,000	—
Total	$120,019,894	$10,155,845	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$72,910	$—
Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(2,213)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principle exchange or system on which they are traded, which may differ from country of domicile. The Fund utilized fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2016, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2016, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Multi-Manager International Equity	$8,300,000	$8,300,081	$8,483,542
Multi-Manager US Dynamic Equity	6,700,000	6,700,065	6,848,160

REPURCHASE AGREEMENTS — At January 31, 2016, the Principal Amount of the Funds’ interest in the Joint Repurchase

Agreement Account II was as follows:

Counterparty	Interest Rate	Multi-Manager International Equity	Multi-Manager US Dynamic Equity
BNP Paribas Securities Co.	0.370%	$2,202,890	$1,778,237
Citigroup Global Markets, Inc.	0.350	1,754,153	1,416,003
Merrill Lynch & Co., Inc.	0.350	2,262,450	1,826,314
Merrill Lynch & Co., Inc.	0.330	2,080,507	1,679,446
TOTAL		$8,300,000	$6,700,000

At January 31, 2016, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 7.000%	06/01/19 to 10/01/45
Federal National Mortgage Association	2.500 to 7.500	04/01/26 to 11/01/44
Government National Mortgage Association	3.000 to 6.000	02/15/29 to 08/15/45
U.S. Treasury Note	2.250	11/15/25

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on the Funds’ ability to recover its assets if a Foreign Custodian enters into bankruptcy.

ACTIVE EQUITY MULTI-MANAGER FUNDS

Schedule of Investments (continued)

January 31, 2016 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Funds investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Fund. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Non-Diversification Risk — The Multi Manager U.S Dynamic Equity is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if its investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust II

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date March 30, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date March 30, 2016

*	Print the name and title of each signing officer under his or her signature.